Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 980,746	$ 908,341
Accounts receivable, net	3,922,979	3,107,520
Inventories, net	10,221,788	9,698,754
Short-term investments	49,962	747,709
Prepaid expenses and other current assets	3,281,862	3,366,882
Total current assets	18,457,337	17,829,206
Property and equipment, net	1,106,184	1,097,411
Intangible assets, net	121,037	308,553
Operating lease right-of-use assets, net	796,351	1,014,161
Long-term loan receivable	850,000
Deferred tax assets	182,882	247,309
Total Assets	21,513,791	20,496,640
Current liabilities:
Accounts payable	1,455,864	1,768,339
Contract liability	3,239,888	2,067,018
Other current payables	718,523	3,360,773
Taxes payable	1,739,791	1,414,938
Short-term loans	4,540,378	2,968,491
Operating lease liabilities, current	1,451,725	1,233,892
Total current liabilities	13,309,794	12,852,015
Long-term loan	14,990	95,441
Deferred tax liabilities	7,964	151,308
Operating lease liabilities, non-current	200,306	410,572
Total liabilities	13,533,054	13,509,336
Commitments and contingencies
Equity:
Additional paid-in capital	12,624,147	10,804,674
Accumulated deficit	(4,873,449)	(3,795,004)
Accumulated other comprehensive income/(loss)	51,153	(199,379)
Statutory reserve	164,444	164,444
Total shareholders’ equity	7,980,737	6,987,304
Total Liabilities and Equity	21,513,791	20,496,640
Common Class A [Member]
Equity:
Ordinary shares, value	10,712	8,839
Common Class B [Member]
Equity:
Ordinary shares, value	3,730	3,730
Related Party [Member]
Current liabilities:
Amounts due to related parties	$ 163,625	$ 38,564